Share-Based Compensation - Restricted stock unit activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of shares
Granted (in shares)	1,886,166
Restricted Stock Units
Number of shares
Non-vested at the beginning (in shares)	0
Granted (in shares)	1,886,166
Exercised (in shares)	0
Nonvested at the end (in shares)	1,886,166
Weighted Average Grant Date Fair Value
Non-vested at the beginning (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	6.82
Nonvested at the end (in dollars per share) | $ / shares	$ 6.82